Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets at Fair Value

The following table presents information related to the Company’s derivative instruments as of December 31, 2014 (dollars in thousands):

Non-designated derivatives:

As of December 31, 2014
		Gross Amounts	Gross Amounts	Net Amounts of Assets
		of Recognized	Offset in the	Presented in the
	Notional	Financial	Consolidated	Consolidated Balance
Forward currency exchange contracts	Amount	Instruments	Balance Sheets(1)	Sheets(2)
Assets	$—	$—	$—	$—
Liabilities	$112,593	$213	$—	$213

(1)

As of December 31, 2014, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company’s derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.

(2)	Represents the fair value of forward currency contracts, which is recorded in “Prepaid expenses and other assets” in the consolidated balance sheets.

Effect Of Derivative Instruments

The following table presents information on the effect of derivative instruments on the consolidated results of operations and AOCI for years ended December 31, 2014, 2013 and 2012 (dollars in thousands):

							Gains (Losses)
	Gains (Losses)			Gains (Losses)			Reclassified From
	Recognized in Income			Recognized in AOCI			AOCI into Income
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Non-designated derivatives:
Forward currency exchange contracts(1)	$287	$(1,813)	$(4,794)	$—	$—	$—	$—	$—	$—
Total	$287	$(1,813)	$(4,794)	$—	$—	$—	$—	$—	$—

(1)	The gains (losses) on these derivatives substantially offset the (losses) gains on the hedged portion of the foreign intercompany balances.